Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of accounts payable and accrued liabilities

	December 31, 2023	December 31, 2022

Trade payables	$93,325	$74,907
Taxes payable	23,946	4,123
Accrued expenses	127,816	112,675
Deferred revenue	8,943	—
	$254,030	$191,705